PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of March 31, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
975,000	Praxair Inc.	2.8%	$80,925,000

	Communications Equipment
4,000,000	QUALCOMM Inc.	5.7%	$ 167,960,000

	Consulting Services
2,675,000	Accenture PLC	3.8%	$112,216,250

	Cosmetics & Personal Care
2,300,000	Procter & Gamble Co.	5.0%	$145,521,000

	Data Processing
1,586,000	Paychex Inc.	1.7%	$48,690,200

	Financial Services
4,078,200	Bank of New York Mellon Corp.		$125,934,816
2,740,000	Hudson City Bancorp Inc.		38,798,400
1,000,000	Royal Bank of Canada		58,350,000
		7.6%	$223,083,216

	Food Products
1,750,000	McCormick & Co.		$67,130,000
3,300,000	Sysco Corp.		97,350,000
		5.6%	$164,480,000

	Footwear
1,210,000	Nike Inc.	3.0%	$88,935,000

	Healthcare Products
2,000,000	Johnson & Johnson	4.5%	$130,400,000

	Home Products
1,001,341	WD-40 Co.	1.1%	$32,874,025

	Industrial Manufacturing
1,650,000	Cooper Industries PLC		$79,101,000
1,207,152	Pentair Inc.		42,998,754
1,800,000	Teleflex Inc.		115,326,000
350,000	3M Co.		29,249,500
		9.1%	$266,675,254

	Insurance
1,000,000	AFLAC Inc.	1.9%	$54,290,000

	Internet
75,000	Google Inc. [1]	1.5%	$42,525,750

	Machinery
850,000	Deere & Co.		$50,541,000
800,000	IDEX Corp.		26,480,000
		2.6%	$77,021,000

	Medical Equipment
1,500,000	Gen-Probe Inc. [1]		$75,000,000
1,800,000	Medtronic Inc.		81,054,000
		5.3%	$156,054,000

	Natural Gas
2,165,500	Energen Corp.		$100,760,715
4,243,591	MDU Resources Group Inc.		91,576,694
		6.6%	$192,337,409

	Oil & Gas
300,000	Apache Corp.		$30,450,000
3,448,000	W&T Offshore Inc.		28,963,200
		2.0%	$59,413,200

	Pharmaceuticals
825,000	Novartis AG (ADR)		$44,632,500
755,000	Teva Pharmaceutical Industries Ltd. (ADR)		47,625,400
		3.2%	$92,257,900

	Semiconductor Capital Equipment
7,500,000	Applied Materials Inc.	3.5%	$101,100,000

	Services
559,805	Ecolab Inc.	0.8%	$24,603,430

	Software
4,750,000	Microsoft Corp.		$139,032,500
2,650,000	Symantec Corp. [1]		44,838,000
1,414,509	VeriSign Inc. [1]		36,791,379
		7.5%	$220,661,879

	Utility & Power Distribution
1,350,000	AGL Resources Inc.		$52,177,500
1,600,000	Black Hills Corp.		48,560,000
700,000	Northwest Natural Gas Co.		32,620,000
		4.6%	$133,357,500

	Waste Management
4,350,000	Waste Management Inc.	5.1%	$149,770,500

	Total investment in equities
	(cost $2,361,914,281)	94.5%	$2,765,152,513

Principal Amount $	Community Loans	Percent of Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note 5.88%, due 12/15/2010	0.0%	$957,587

	Total investment in community loans
	(cost $957,587)	0.0%	$957,587

	Total investment in long-term securities
	(cost $2,362,871,868)	94.5%	$2,766,110,100

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Community Bank of the Bay 1.64%, matures 08/24/2010		$98,400
250,000	Community Trust Credit Union 2.07%, matures 12/03/2010		243,214
		0.0%	$341,614

	Certificate of Deposit Account Registry Service [2]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/22/2009, matures 10/21/2010, 1.19%
	Participating depository institutions:
	Amegy Bank, N.A., par 236,500;
	Banco Popular de Puerto Rico, par 236,500;
	The PrivateBank & Trust Company, par 27,000;
	(cost $488,792)		$488,792

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/10/2009, matures 12/09/2010, 1.09%
	Participating depository institutions:
	Arvest Bank, par 31,000;
	First Place Bank, par 234,500;
	ViewPoint Bank, par 234,500;
	(cost $486,154)		486,154

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/28/2010, matures 01/27/2011, 1.00%
	Participating depository institutions:
	EverBank, par 235,500;
	The Huntington National Bank, par 56,000;
	The PrivateBank & Trust Company, par 208,500;
	(cost $483,407)		483,407

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/11/2010, matures 02/10/2011, 1.09%
	Participating depository institutions:
	Arvest Bank, par 203,500;
	The Huntington National Bank, par 179,500;
	TriState Capital Bank, par 117,000
	(cost $482,638)		482,638
		0.1%	$1,940,991

	Community Development Loans [2]
100,000	Boston Community Loan Fund 1.00%, matures 06/30/2010		$98,505
1,000,000	MicroVest I, LP Note 5.25%, matures 10/15/2010		967,452
500,000	MicroVest I, LP Note 3.50%, matures 03/15/2011		471,315
100,000	New Hampshire Community Loan Fund 1.00%, matures 08/31/2010		97,485
200,000	Root Capital Loan Fund 2.00%, matures 01/25/2011		190,170
100,000	Vermont Community Loan Fund 2.00%, matures 04/15/2010		99,770
		0.1%	$1,924,697

	Time Deposits
38,265,418	BBH Cash Management Service
	Citibank, London, 0.03%, due 04/01/2010		$38,265,418
200,000,000	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 04/01/2010		200,000,000
		8.1%	$238,265,418

	Total short-term securities
	(cost $242,472,720)	8.3%	$242,472,720

	Total securities
	(cost $2,605,344,588)	102.8%	$3,008,582,820

	Other assets and liabilities - net	-2.8%	$(83,377,141)

	Total net assets	100.0%	$2,925,205,679

1  This security is non-income producing.

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Equity Income Fund

Cost of long-term investments	$2,373,232,894
Unrealized appreciation	$420,961,717
Unrealized depreciation	(28,084,511)

Net unrealized appreciation	$392,877,206

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$88,935,000	$-	$-	$88,935,000
Consumer Staples	342,875,025	-	-	342,875,025
Energy	59,413,200	-	-	59,413,200
Financials	277,373,216	-	-	277,373,216
Healthcare	494,037,900	-	-	494,037,900
Industrials	378,140,754	-	-	378,140,754
Information Technology	693,154,079	-	-	693,154,079
Materials	105,528,430	-	-	105,528,430
Utilities	325,694,909	-	-	325,694,909
Notes	-	-	957,587	957,587
Short-Term Investments	238,265,418	-	4,207,302	242,472,720
Total	$3,003,417,931	$-	$5,164,889	$3,008,582,820

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2010.

Balance as of December 31, 2009	$5,179,461
Discounts/premiums amortization	(14,572)
Net purchases (sales)	-
Balance as of March 31, 2010	$5,164,889

THE PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of March 31, 2010 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computer Peripherals
4,000,000	Maxtor Corp. Notes, 6.80%, due 04/30/2010		$4,040,000
4,000,000	SanDisk Corp. Notes, 1.00%, due 05/15/2013		3,455,000
		4.9%	$7,495,000

	Financial Services
2,000,000	NASDAQ OMX Group Inc. Notes, 2.50%, due 08/15/2013	1.3%	$1,925,000

	Healthcare Products
2,000,000	Millipore Corp. Notes, 3.75%, due 06/01/2026	1.7%	$2,502,500

	Healthcare Services
2,500,000	Hologic Inc. Notes, 2.00%, due 12/15/2037	1.5%	$2,237,500

	Medical Equipment
2,000,000	Medtronic Inc. Notes, 1.50%, due 04/15/2011	1.4%	$2,032,500

	Oil & Gas
3,000,000	Transocean Inc. Notes, 1.63%, due 12/15/2037	2.0%	$2,988,750

	Real Estate Investment Trusts
2,500,000	Prologis Notes, 1.88%, due 11/15/2037		$2,356,250
3,000,000	SL Green Realty Notes, 4.00%, due 06/15/2025		2,977,500
		3.6%	$5,333,750

	Semiconductors
1,000,000	Intel Corp. Notes, 2.95%, due 12/15/2035	0.6%	$981,250

	Total investment in convertible bonds
	(cost $23,486,387)	17.0%	$25,496,250

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
1,939,703	Southwest Air 07-1 Trust Notes, 6.15%, due 08/01/2022	1.3%	$1,978,497

	Biotechnology
3,000,000	Genentech Inc. Notes, 4.75%, due 07/15/2015	2.1%	$3,202,887

	Chemicals
2,500,000	Praxair Inc. Notes, 4.38%, due 03/31/2014		$2,661,025
3,000,000	Praxair Inc. Notes, 4.50%, due 08/15/2019		3,031,845
		3.8%	$5,692,870

	Computer Peripherals
2,000,000	International Business Machines Corp. Notes, 6.50%, due 10/15/2013	1.5%	$2,295,704

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. Notes, 4.95%, due 08/15/2014		$2,186,052
500,000	Procter & Gamble Co. Notes, 3.50%, due 02/15/2015		512,142
		1.8%	$2,698,194

	Financial Services
2,000,000	Charles Schwab Corp. Notes, 4.95%, due 06/01/2014		$2,132,456
1,500,000	Goldman Sachs Inc. Notes, 5.75%, due 10/01/2016		1,603,422
1,000,000	Goldman Sachs Inc. Notes, 5.63%, due 01/15/2017		1,024,704
2,000,000	JPMorgan Chase & Co. Notes, 2.63%, due 12/01/2010		2,028,924
2,000,000	JPMorgan Chase & Co. Notes, 5.15%, due 10/01/2015		2,110,660
2,000,000	Wells Fargo & Co. Notes, 3.00%, due 12/09/2011		2,065,096
		7.3%	$10,965,262

	Insurance
3,000,000	Aflac Inc. Notes, 8.50%, due 05/15/2019	2.4%	$3,612,156

	Networking Products
2,800,000	Cisco Systems Inc. Notes, 5.50%, due 02/22/2016	2.1%	$3,120,082

	Oil & Gas
2,000,000	Valero Energy Corp. Notes, 9.38%, due 03/15/2019	1.6%	$2,381,072

	Retail
1,493,000	Target Corp. Notes, 5.13%, due 01/15/2013		$1,621,016
3,500,000	TJX Cos., Inc. Notes, 4.20%, due 08/15/2015		3,701,954
		3.6%	$5,322,970

	Software
2,000,000	Adobe Systems Inc. Notes, 3.25%, due 02/01/2015		$2,007,930
2,000,000	Intuit Inc. Notes, 5.75%, due 03/15/2017		2,113,908
		2.8%	$4,121,838

	Telecommunications Services
1,000,000	Verizon Communications Inc. Notes, 5.55%, due 02/15/2016	0.7%	$1,093,284

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. Notes, 5.65%, due 05/01/2017		$2,143,680
2,000,000	Burlington Northern Santa Fe Corp. Notes, 4.70%, due 10/01/2019		1,980,384
		2.8%	$4,124,064

	Utility & Power Distribution
2,000,000	AGL Capital Corp. Notes, 5.25%, due 08/15/2019	1.3%	$2,021,424

	Waste Management
3,000,000	Waste Management Inc. Notes, 6.38%, due 03/11/2015		$3,357,129
2,000,000	Waste Management Inc. Notes, 7.13%, due 12/15/2017		2,283,234
		3.8%	$5,640,363

	Total investment in corporate bonds
	(cost $55,365,892)	38.9%	$58,270,667

Shares	Equities	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	0.9%	$1,369,500

	Total investment in equities
	(cost $759,304)	0.9%	$1,369,500

Principal Amount $	Municipal Bonds	Percent of Net Assets	Market Value

	General Obligation
3,000,000	State of California 5.65%, due 04/01/2039	2.1%	$3,121,710

	Total investment in municipal bonds
	(cost $2,964,690)	2.1%	$3,121,710

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

	U.S. Government Agency Bonds
2,000,000	Fannie Mae 5.00%, due 03/02/2015		$2,201,012
3,000,000	Freddie Mac 4.00%, due 06/12/2013		3,196,941
2,000,000	Freddie Mac 5.05%, due 01/26/2015		2,201,402
2,000,000	Freddie Mac 5.50%, due 08/23/2017		2,234,336
2,000,000	Freddie Mac 3.75%, due 03/27/2019		1,951,068
2,000,000	Private Export Funding 4.38%, due 03/15/2019		2,018,228

	Total investment in U.S. government agency bonds
	(cost $13,802,016)	9.2%	$13,802,987

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

	U.S. Government Treasury Bonds
4,000,000	U.S. Treasury 4.50%, due 02/28/2011		$4,148,592
1,000,000	U.S. Treasury 1.50%, due 07/15/2012		1,007,812
2,000,000	U.S. Treasury 3.13%, due 09/30/2013		2,085,468
2,000,000	U.S. Treasury 2.00%, due 11/30/2013		2,003,438
2,000,000	U.S. Treasury 2.63%, due 06/30/2014		2,029,532
2,000,000	U.S. Treasury 2.38%, due 09/30/2014		2,000,624
3,000,000	U.S. Treasury 3.00%, due 09/30/2016		2,971,875
3,000,000	U.S. Treasury 3.13%, due 10/31/2016		2,989,686
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,030,312
2,500,000	U.S. Treasury 3.63%, due 08/15/2019		2,469,530
2,000,000	U.S. Treasury 3.38%, due 11/15/2019		1,929,844
3,000,000	U.S. Treasury 4.38%, due 11/15/2039		2,836,875
2,359,340	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,496,293
1,034,210	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,058,045
2,068,420	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,958,051

	Total investment in U.S. government treasury bonds
	(cost $36,271,682)	24.1%	$36,015,977

	Total investment in long-term securities	92.2%	$138,077,091
	(cost $132,649,971)

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note 3.50%, matures 01/15/2011	0.6%	$952,493

	U.S. Treasury Bills
3,000,000	U.S. Treasury Bill Zero coupon, 0.15% equivalent, matures 04/29/2010	2.0%	$2,999,662

	Time Deposit
9,668,922	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 04/01/2010	6.5%	$9,668,922

	Total short-term securities
	(cost $13,621,077)	9.1%	$13,621,077

	Total securities
	(cost $146,271,048)	101.3%	$151,698,168

	Other assets and liabilities - net	-1.3%	$(1,981,063)

	Total net assets	100.0%	$149,717,105

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$132,649,971
Unrealized appreciation	$6,156,988
Unrealized depreciation	(729,868)

Net unrealized appreciation	$5,427,120

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$25,496,250	$-	$25,496,250
Corporate Bonds	-	58,270,667	-	58,270,667
Equities:
Utilities	1,369,500	-	-	1,369,500
Municipal Bonds	-	3,121,710	-	3,121,710
U.S. Government Agency Bonds	-	13,802,987	-	13,802,987
U.S. Government Treasury Bonds	-	36,015,977	-	36,015,977
Short-Term Investments	9,668,922	2,999,662	952,493	13,621,077
Total	$11,038,422	$139,707,253	$952,493	$151,698,168

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2010.

Balance as of December 31, 2009	$99,770
Discounts/premiums amortization	(47,277)
Net purchases (sales)	900,000
Balance as of March 31, 2010	$952,493

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2010

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	May 25, 2010